Cover	Aug. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2020
Entity File Number	001-38601
Entity Registrant Name	LIQUIDIA TECHNOLOGIES, INC.
Entity Central Index Key	0001330436
Entity Tax Identification Number	20-1926605
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	419 Davis Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	919
Local Phone Number	328-4400
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	LQDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true